Shareholder Report, Holdings (Details)	Jan. 31, 2025
C000162463 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000162463 | Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(3.50%)
C000162463 | CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000162463 | CurrencyExposure_Long_Turkey
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000162463 | CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000162463 | CurrencyExposure_Long_Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000162463 | CurrencyExposure_Long_Nigeria
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000162463 | CurrencyExposure_Long_Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000162463 | CurrencyExposure_Long_Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000162463 | CurrencyExposure_Long_Serbia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000162463 | CurrencyExposure_Long_Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000162463 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	53.10%
C000162463 | CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Asset Value	(3.50%)
C000162463 | AssetSovereign Loans
Holdings [Line Items]
Percent of Total Investments	1.70%
C000162463 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	3.60%
C000162463 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	20.60%
C000162463 | AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	27.60%
C000162463 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	45.40%
C000162464 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000162464 | Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(3.50%)
C000162464 | CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000162464 | CurrencyExposure_Long_Turkey
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000162464 | CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000162464 | CurrencyExposure_Long_Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000162464 | CurrencyExposure_Long_Nigeria
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000162464 | CurrencyExposure_Long_Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000162464 | CurrencyExposure_Long_Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000162464 | CurrencyExposure_Long_Serbia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000162464 | CurrencyExposure_Long_Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000162464 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	53.10%
C000162464 | CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Asset Value	(3.50%)
C000162464 | AssetSovereign Loans
Holdings [Line Items]
Percent of Total Investments	1.70%
C000162464 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	3.60%
C000162464 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	20.60%
C000162464 | AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	27.60%
C000162464 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	45.40%
C000117767 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000117767 | Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(3.50%)
C000117767 | CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000117767 | CurrencyExposure_Long_Turkey
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000117767 | CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000117767 | CurrencyExposure_Long_Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000117767 | CurrencyExposure_Long_Nigeria
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000117767 | CurrencyExposure_Long_Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000117767 | CurrencyExposure_Long_Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000117767 | CurrencyExposure_Long_Serbia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000117767 | CurrencyExposure_Long_Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000117767 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	53.10%
C000117767 | CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Asset Value	(3.50%)
C000117767 | AssetSovereign Loans
Holdings [Line Items]
Percent of Total Investments	1.70%
C000117767 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	3.60%
C000117767 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	20.60%
C000117767 | AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	27.60%
C000117767 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	45.40%